FINANCIAL INSTRUMENTS AND RISKS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 02, 2021	Jul. 02, 2020
IfrsStatementLineItems [Line Items]
Value at risk exposure, probable	95.00%
Value at risk, adverse scenario, deterioration percentage	25.00%
Value at risk, remote scenario, deterioration percentage	50.00%
Instruments sharing characteristic, highly liquid investments	R$ 376.9	R$ 1,152.8
Tenedora [Member] | ELJ [Member]
IfrsStatementLineItems [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			15.00%	15.00%
Put options, fair value	3,053.7	R$ 3,284.8
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
IfrsStatementLineItems [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			12.11%	12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
IfrsStatementLineItems [Line Items]
Put options, exercisable number of shares, percent of outstanding stock			2.89%	2.89%
Equity swap transaction [member]
IfrsStatementLineItems [Line Items]
Total gains (losses) on financial assets at fair value through profit or loss	R$ 78.0